Borrowings - Long term borrowings (Details) £ / shares in Units, ¥ in Millions, £ in Millions		12 Months Ended
	Jul. 17, 2022 £ / shares shares	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 CNY (¥)	Jun. 27, 2025 GBP (£)	Jun. 27, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Borrowings
Non-current		£ 7,773	£ 8,640
Proceeds from borrowings		46	1,214
Repayment of term loan		1,352	562	£ 553
Non-voting preference shares
Borrowings
Non-current		25	25
Term	5 years
Interest rate	9.50%
Number of preference shares issued | shares	25,000,000
Issue price per share | £ / shares	£ 1
Bonds
Borrowings
Non-current		7,363	8,252
Long-term notes in issue
Borrowings
Non-current		£ 7,363	£ 8,252
Average effective pre-swap interest rate		3.20%	3.10%		3.20%			3.10%
Average effective post-swap interest rate		3.00%	3.20%		3.00%			3.20%
Long-term notes in issue | After five years
Borrowings
Non-current		£ 3,538	£ 4,267
CNY long-term bank loans
Borrowings
Non-current		£ 300	£ 290		¥ 2,824			¥ 2,679
CNY long-term bank loans | Weighted average
Borrowings
Interest rate		2.90%	3.00%		2.90%			3.00%
CNY long-term bank loan, 2025
Borrowings
Nominal value						£ 39	¥ 373